Sale of Blackwater (Details) - Blackwater oz in Thousands, shares in Millions, $ in Millions, $ in Millions	Aug. 21, 2020 CAD ($) shares oz	Dec. 31, 2020	Aug. 21, 2020 USD ($) shares oz
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interest in mining project	100.00%		100.00%
Cash consideration received	$ 140.0		$ 106.0
Consideration receivable	50.0
Total consideration transferred	$ 170.0
Percentage of stream on gold production retained	8.00%	8.00%	8.00%
Gold, delivery commitment, quantity to be received | oz	280		280
Contingent consideration to be received	$ 28.0
Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of stream on gold production retained	4.00%		4.00%
Gold, delivery commitment, quantity to be received | oz	280		280
Artemis Gold Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Consideration receivable, payment term	12 months
Number of instruments or interests issued or issuable | shares	7.4		7.4
Value of common shares	$ 34.0